Securities - Gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position (Details 2) - USD ($)
$ in Thousands
		Dec. 31, 2016	Dec. 31, 2015
Available-for-Sale:
Less than Twelve Months, fair value		$ 11,437	$ 12,251
Less than Twelve Months, unrealized losses		159	93
Twelve Months or More, fair value		987	821
Twelve Months or More, unrealized losses		14	14
Total Fair Value		12,424	13,072
Total Unrealized Losses		173	107
Held-to-Maturity
Less than Twelve Months, Fair Value		4,453	455
Less than Twelve Months, Unrealized Losses		74
Twelve Months or More, Fair Value		45	126
Twelve Months or More, Unrealized Losses			1
Total Fair Value		4,498	581
Total Unrealized Losses		74	1
U.S. Government and agency obligations
Available-for-Sale:
Less than Twelve Months, fair value		6,996	5,968
Less than Twelve Months, unrealized losses		110	32
Twelve Months or More, fair value
Twelve Months or More, unrealized losses
Total Fair Value		6,996	5,968
Total Unrealized Losses		110	32
Mortgage-backed securities - residential
Available-for-Sale:
Less than Twelve Months, fair value		4,441	6,283
Less than Twelve Months, unrealized losses		49	61
Twelve Months or More, fair value		987	821
Twelve Months or More, unrealized losses		14	14
Total Fair Value		5,428	7,104
Total Unrealized Losses		63	75
Held-to-Maturity
Less than Twelve Months, Fair Value	[1]	178
Less than Twelve Months, Unrealized Losses	[1]
Twelve Months or More, Fair Value	[1]
Twelve Months or More, Unrealized Losses	[1]
Total Fair Value	[1]	178
Total Unrealized Losses	[1]
State and Municipal securities
Held-to-Maturity
Less than Twelve Months, Fair Value	[1]	4,275	455
Less than Twelve Months, Unrealized Losses	[1]	74
Twelve Months or More, Fair Value	[1]	45	126
Twelve Months or More, Unrealized Losses	[1]		1
Total Fair Value	[1]	4,320	581
Total Unrealized Losses	[1]	$ 74	$ 1

[1]	Aggregate unrealized loss position of these securities is less than $500